Share Based Compensation - Restricted Stock Units Narrative (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expense			$ 9,937,000	$ 20,021,000	$ 30,386,000
Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)			4 years
Award vesting percentage			25.00%
Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)			3 years
Restricted Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)			0	0
Unrecognized stock based compensation			$ 0
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)			3 years
Award vesting percentage	100.00%
Granted (shares)			1,215,650	0
Unrecognized stock based compensation			$ 1,000,000.0
Weighted average vesting period			1 year 9 months 3 days
RSUs awarded			1,215,650
RSUs forfeited			150,000
RSUs vested			40,000
RSUs vested, not issued			41,125
Compensation expense			$ 4,400,000
Restricted stock units | Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		4 years
Award vesting percentage		25.00%	50.00%
Restricted stock units | Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		3 years
Award vesting percentage			50.00%
Restricted stock units | Vesting Group Three
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		2 years
Restricted stock units with performance conditions
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized stock based compensation			$ 2,800,000
Weighted average vesting period			1 year 6 months 14 days